INCOME TAXES (Schedule of Current and Deferred Components of Income Tax) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current and deferred components of income tax expenses (benefits)
Current tax		$ (9,283)	$ 70,426
Deferred tax		151,837	303,158
Total		$ 142,554	$ 373,584